Channel Short Duration Income Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
CORPORATE BONDS — 89.01%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 84.32%
American Airlines Pass Through Trust, Series 2013-2, 4.95%, 1/15/2023 $ 1,333,314 $ 1,330,865
American Airlines Pass Through Trust, Series 2015-1, 3.70%, 5/1/2023 349,104 345,043
American Airlines Pass Through Trust, Series 2016-3, 3.75%, 10/15/2025 1,157,463 1,037,050
American Airlines Pass Through Trust, Series 2016-2, 3.65%, 12/15/2029 1,007,300 789,297
American Electric Power Co., Inc., 2.03%, 3/15/2024 500,000 481,819
B&G Foods, Inc., 5.25%, 4/1/2025 750,000 661,743
Bank of America Corp., 4.83%, 7/22/2026 750,000 742,337
Celanese US Holdings LLC, 6.33%, 7/15/2029 600,000 584,290
Charles Schwab Corp. (The), 4.00%, 12/31/2049 (3MO LIBOR + 231bps)
(a)
900,000 717,373
Cheniere Energy Partners LP, 4.50%, 10/1/2029 500,000 450,900
Continental Airlines Pass Through Trust, Series 2012-2 A, 4.00%, 10/29/2024 1,548,408 1,474,407
DCP Midstream Operating LP, 5.38%, 7/15/2025 600,000 594,722
Delta Air Lines, Inc., Series 2019-1, 3.20%, 4/25/2024 825,000 799,623
Discovery Communications LLC, 4.13%, 5/15/2029 1,000,000 869,145
DISH DBS Corp., 5.88%, 11/15/2024 300,000 280,477
Edison International, 4.70%, 8/15/2025 250,000 244,945
Edison International, 5.38%, 9/15/2069 (3MO LIBOR + 370bps)
(a)
400,000 328,443
Enable Midstream Partners LP, 4.95%, 5/15/2028 300,000 288,564
Energy Transfer LP, 6.50%, 11/15/2167 (3MO LIBOR + 465bps)
(a)
500,000 435,317
EQT Corp., 6.13%, 2/1/2025
(b)
350,000 351,285
EQT Corp., 3.90%, 10/1/2027 600,000 554,929
FedEx Corp Pass Trough Trust, Series 2020-1, 1.88%, 2/20/2034 446,527 363,862
Genworth Holdings, Inc., 6.61%, 11/15/2036 (3MO LIBOR + 200bps) 2,300,000 1,439,326
Gulfport Energy Corp., 8.00%, 5/17/2026 500,000 496,078
iHeartCommunications, Inc., 8.38%, 5/1/2027 750,000 639,569
JPMorgan Chase & Co., 4.85%, 7/25/2028 900,000 879,420
JPMorgan Chase & Co., 5.72%, 9/14/2033
a)
500,000 491,870
MPLX LP, 4.13%, 3/1/2027 500,000 473,632
Plains All American Pipeline LP, 4.65%, 10/15/2025 250,000 245,012
Plains All American Pipeline LP/ PAA Finance Corp., 3.60%, 11/1/2024 450,000 436,340
Range Resources Corp., 4.88%, 5/15/2025 1,500,000 1,431,439
Raytheon Technologies Corp., 3.50%, 3/15/2027 300,000 286,313
Sabine Pass Liquefaction LLC, 5.88%, 6/30/2026 500,000 506,455
Southwest Gas Corp., 5.80%, 12/1/2027 500,000 510,855
Sprint Corp., 7.63%, 3/1/2026 400,000 421,708
Targa Resources Corp., 5.20%, 7/1/2027 500,000 491,518
T-Mobile USA Inc., 2.63%, 2/15/2029 750,000 636,741
United Airlines Holdings, Inc., 4.88%, 1/15/2025 300,000 291,430
United Airlines Pass Through Trust, Series 2013-1, 4.30%, 8/15/2025 150,777 140,357
United Airlines Pass Through Trust, Series 2014-1, 4.00%, 4/11/2026 529,775 487,762
United Airlines Pass Through Trust, Series 2014-2, 3.75%, 9/3/2026 607,935 557,562
United Airlines Pass Through Trust, Series 2020-1, 5.88%, 4/15/2029 474,230 467,775
TOTAL CORPORATE BONDS - DOMESTIC (Cost $25,754,517) 25,057,598
Corporate Bonds - Foreign — 4.69%

Channel Short Duration Income Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
CORPORATE BONDS — 89.01% - continued
Principal
Amount Fair Value
Corporate Bonds - Ireland - 2.76%
AerCap Ireland Capital DAC, 3.30%, 1/30/2032 $ 750,000 $ 586,413
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%,
10/15/2027 250,000 232,964
819,377
Corporate Bonds - Switzerland - 1.93%
Credit Suisse AG, 4.75%, 8/9/2024 600,000 573,474
TOTAL CORPORATE BONDS - FOREIGN (Cost $1,553,139) 1,392,851
TOTAL CORPORATE BONDS (Cost $27,307,656) 26,450,449
U.S. GOVERNMENT & AGENCIES — 9.12%
Principal
Amount Fair Value
United States Treasury Note, 4.00% , 12/15/2025 700,000 695,652
United States Treasury Note, 3.88% , 12/31/2027 1,000,000 994,345
United States Treasury Note, 4.13% , 11/15/2032 1,000,000 1,020,080
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,710,499) 2,710,077
MONEY MARKET FUNDS - 1.35%
Fidelity Investments Money Market Government Portfolio, Class I, 4.06%
(c)
400,863 400,863
TOTAL MONEY MARKET FUNDS (Cost $400,863) 400,863
TOTAL INVESTMENTS — 99.48% (Cost $30,419,018) 29,561,389
Other Assets in Excess of Liabilities — 0.52% 154,355
NET ASSETS — 100.00% $ 29,715,744
(a) Variable rate security. The rate shown is the effective interest rate as of December 31, 2022. The benchmark on which the rate is calculated is shown parenthetically.
(b) Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at
December 31, 2022.
(c) Rate disclosed is the seven day effective yield as of December 31, 2022.